EMPLOYEE BENEFIT PLANS - Future Expected Benefit Payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2023	$ 17,800
Pension Plan | United States
Defined Benefit Plan Disclosure [Line Items]
2023	20,141
2024	19,359
2025	18,438
2026	17,622
2027	16,830
Thereafter	71,645
Total	164,035
Pension Plan | International Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2023	19,328
2024	13,356
2025	12,954
2026	14,301
2027	14,790
Thereafter	75,398
Total	150,127
OPRB Plans
Defined Benefit Plan Disclosure [Line Items]
2023	1,992
2024	1,825
2025	1,730
2026	1,611
2027	1,481
Thereafter	5,042
Total	$ 13,681